Nationwide Life Insurance Company
o    Nationwide Variable Account-6

                  Prospectus supplement dated February 14, 2005

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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1.   The Board of Trustees of the Evergreen Variable Annuity Funds has approved a proposal to merge the following underlying mutual funds as shown in the table below:

  MERGING FUND                                                   SURVIVING FUND
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     Evergreen VA Fund: Class 1                                       Evergreen VA Growth and Income Fund: Class 1
---------------------------------------------------------------- -------------------------------------------------------------------

The fund merger, which is subject to shareholder approval, is scheduled to take place on or around the close of business on April 15, 2005. If you have a balance in or maintain future allocations to the Evergreen VA Fund: Class 1 as of the close of business on April 15, 2005, the balance and any future allocations will be directed to the Evergreen VA Growth and Income Fund: Class 1.

Effective April 15, 2005, the Evergreen VA Fund: Class 1 will cease to be available as an investment option.

2. Effective April 18, 2005, the Evergreen VA Growth and Income Fund: Class 1 will change its name and investment objective. The "Appendix A: Underlying Mutual Funds" section of the prospectus is amended to reflect the new name and investment objective for the Evergreen VA Growth and Income Fund: Class 1 as follows:

EVERGREEN VARIABLE ANNUITY TRUST - EVERGREEN VA FUNDAMENTAL LARGE CAP FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Evergreen Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with the potential for current income.
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